SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2021	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 MYR (RM) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 MYR (RM)
Property, Plant and Equipment [Line Items]
Non controlling interests		$ 51,053,080			$ 51,264,407
Net income attributable to non controlling interest		250,908
Cash, FDIC Insured Amount		60,000				RM 250,000
Cash and Cash Equivalents, at Carrying Value		479,493			2,524,957
Cash, Uninsured Amount					2,032,346
Bad debt allowance		$ 2,642			101,947
Deposit original maturities days		91 days	91 days
Long term deposit original maturities days		1 year				1 year
Goodwill impairment loss		$ 0
Impairment charges		0			0
Service commitments		4,448,521		3,976,190
Deferred Revenue, Current		29,691			$ 393,615
Research and development expenses		$ 11,796,112		147,345
Income tax examination		The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
Income tax penalties and interest expense		$ 0		0
Advertising expense		107,000	RM 500,000
Service taxes		$ 339,046		$ 134,824
Anti-dilutive shares | shares		0	0	0
One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Service tax rate					6.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Advertisers service fees		$ 5,000
Percentage of revenue from cash rebate services		0.30%	0.30%
Percentage of remaining revenue from cash rebate services		10.00%	10.00%
Percentage of service fee	1.50%
Percentage of commission rate	0.15%
Minimum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Service commitments		$ 4,000
Minimum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		48.00%	48.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Advertisers service fees		$ 300,000
Percentage of revenue from cash rebate services		99.99%	99.99%
Percentage of remaining revenue from cash rebate services		52.00%	52.00%
Percentage of service fee	2.50%
Percentage of commission rate	0.35%
Maximum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Service commitments		$ 85,000
Maximum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		90.00%	90.00%
One Eighty Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity interest, percentage		49.00%			49.00%	49.00%